UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-05202

The Dreyfus/Laurel Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	11/30
Date of reporting period:	08/31/16

The following N-Q relates only to the Registrant’s series listed below and does not affect the other series of the Registrant, which have different fiscal year ends and, therefore, different N-Q reporting requirements. A separate N-Q Form will be filed for those series, as appropriate.

General AMT-Free Municipal Money Market Fund

General Treasury and Agency Money Market Fund

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
General AMT-Free Municipal Money Market Fund
August 31, 2016 (Unaudited)

	Coupon	Maturity	Principal
Short-Term Investments - 92.1%	Rate (%)	Date	Amount ($)		Value ($)
Alabama - 2.5%
Chatom Industrial Development Board,
Gulf Opportunity Zone Revenue
(PowerSouth Energy Cooperative
Projects) (LOC; National Rural Utilities
Cooperative Finance Corporation)	0.74	9/7/16	5,000,000	[a]	5,000,000
Arizona - 5.1%
Phoenix Industrial Development Authority,
Facilities Revenue (Southwest Human
Development Project) (LOC; Wells
Fargo Bank)	0.67	9/7/16	1,070,000	[a]	1,070,000
Phoenix Industrial Development Authority,
MFHR, Refunding (Del Mar Terrace
Apartments Project) (Liquidity Facility;
FHLMC and LOC; FHLMC)	0.65	9/7/16	1,000,000	[a]	1,000,000
Tempe Industrial Development Authority,
Revenue (The Centers for Habilitation
Project) (LOC; Wells Fargo Bank)	0.72	9/7/16	1,080,000	[a]	1,080,000
Yavapai County Industrial Development
Authority,
Revenue (Skanon Investments, Inc. -
Drake Cement Project) (LOC; Citibank
NA)	0.67	9/7/16	7,000,000	[a]	7,000,000
					10,150,000
Colorado - 3.7%
Colorado Educational and Cultural
Facilities Authority,
Revenue (Denver Seminary Project)
(LOC; Wells Fargo Bank)	0.67	9/7/16	2,315,000	[a]	2,315,000
Colorado Educational and Cultural
Facilities Authority,
Revenue, Refunding (Boulder Country
Day School Project) (LOC; Wells Fargo
Bank)	0.67	9/7/16	2,010,000	[a]	2,010,000
Colorado Health Facilities Authority,
Revenue (Arapahoe House Project)
(LOC; Wells Fargo Bank)	0.67	9/7/16	1,935,000	[a]	1,935,000
Jefferson County,
Revenue (Rocky Mountain Butterfly
Consortium Project) (LOC; Wells Fargo
Bank)	0.67	9/7/16	1,135,000	[a]	1,135,000
					7,395,000
Connecticut - 2.6%
Shelton Housing Authority,
Revenue (Crosby Commons Project)
(LOC; M&T Trust)	0.61	9/7/16	5,055,000	[a]	5,055,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Short-Term Investments - 92.1% (continued)	Rate (%)	Date	Amount ($)		Value ($)
District of Columbia - 2.1%
District of Columbia,
Revenue (District of Columbia
Preparatory Academy Issue) (LOC;
M&T Trust)	0.61	9/7/16	4,180,000	[a]	4,180,000
Florida - 5.2%
Brevard County,
Revenue (Holy Trinity Episcopal
Academy Project) (LOC; Wells Fargo
Bank)	0.72	9/7/16	525,000	[a]	525,000
Collier County Industrial Development
Authority,
Revenue (Redlands Christian Migrant
Association, Inc. Project) (LOC; Bank of
America)	0.77	9/7/16	2,605,000	[a]	2,605,000
Florida Development Finance Corporation,
Enterprise Bond Program IDR (Center
Court Properties, LLC Project) (LOC;
Branch Banking and Trust Co.)	0.67	9/7/16	1,580,000	[a]	1,580,000
Hillsborough County,
IDR (The Museum of Science & Industry
and The Institute for Business & Home
Safety Project) (LOC; Branch Banking
and Trust Co.)	0.66	9/7/16	810,000	[a]	810,000
Hillsborough County Industrial
Development Authority,
Revenue (Independent Day School
Project) (LOC; Bank of America)	0.77	9/7/16	1,000,000	[a]	1,000,000
Jacksonville,
Educational Facilities Revenue (Edward
Waters College Project) (LOC; Wells
Fargo Bank)	0.67	9/7/16	3,100,000	[a]	3,100,000
Jacksonville,
Educational Facilities Revenue (Edward
Waters College Project) (LOC; Wells
Fargo Bank)	0.67	9/7/16	590,000	[a]	590,000
					10,210,000
Georgia - 2.4%
Cobb County Development Authority,
Revenue (American Heart Association,
Inc. Project) (LOC; Wells Fargo Bank)	0.67	9/7/16	540,000	[a]	540,000
Cobb County Development Authority,
Revenue (Dominion Christian High
School, Inc. Project) (LOC; Branch
Banking and Trust Co.)	0.63	9/7/16	3,610,000	[a]	3,610,000
Macon-Bibb County Industrial Authority,
IDR (I-75 Business Park and Airport
South Industrial Park Projects) (LOC;
Wells Fargo Bank)	0.67	9/7/16	620,000	[a]	620,000
					4,770,000
Illinois - 4.8%
Chicago Heights,
Revenue (Chicago Heights Fitness, L.L.C.
Project) (LOC; JPMorgan Chase Bank)	0.84	9/7/16	200,000	[a]	200,000

	Coupon	Maturity	Principal
Short-Term Investments - 92.1% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Illinois - 4.8% (continued)
Illinois Development Finance Authority,
Revenue (American Academy of
Dermatology Project) (LOC; JPMorgan
Chase Bank)	0.69	9/7/16	2,500,000	[a]	2,500,000
Illinois Educational Facilities Authority,
Revenue (The Lincoln Park Society)
(LOC; Citibank NA)	0.69	9/7/16	1,800,000	[a]	1,800,000
Illinois Finance Authority,
Revenue (Cristo Rey Jesuit High School
Project) (LOC; JPMorgan Chase Bank)	0.78	9/7/16	5,000,000	[a]	5,000,000
					9,500,000
Indiana - 10.2%
Huntington,
EDR, Refunding (Huntington University
Project) (LOC; Wells Fargo Bank)	0.67	9/7/16	800,000	[a]	800,000
Indiana Development Finance Authority,
EDR (Goodwill Industries of Michiana,
Inc. Project) (LOC; PNC Bank NA)	0.61	9/7/16	5,425,000	[a]	5,425,000
Indiana Development Finance Authority,
Educational Facilities Revenue (Brebeuf
Preparatory School Project) (LOC;
JPMorgan Chase Bank)	0.69	9/7/16	3,500,000	[a]	3,500,000
Indiana Finance Authority,
EDR (Goodwill Industries of Central
Indiana, Inc. Project) (LOC; JPMorgan
Chase Bank)	0.64	9/7/16	3,600,000	[a]	3,600,000
Indiana Finance Authority,
Educational Facilities Revenue
(Lutheran Child and Family Services
Project) (LOC; PNC Bank NA)	0.61	9/7/16	2,430,000	[a]	2,430,000
Indiana Finance Authority,
Educational Facilities Revenue
(Lutheran Child and Family Services
Project) (LOC; PNC Bank NA)	0.61	9/7/16	3,665,000	[a]	3,665,000
Indiana Health Facility Financing
Authority,
Revenue, Refunding (Pathfinder
Services, Inc. Project) (LOC; Wells Fargo
Bank)	0.67	9/7/16	725,000	[a]	725,000
					20,145,000
Iowa - 1.2%
Woodbury County,
Educational Facility Revenue
(Siouxland Medical Education
Foundation, Inc. Project) (LOC; U.S.
Bank NA)	0.67	9/7/16	2,375,000	[a]	2,375,000
Kentucky - .7%
Lexington-Fayette Urban County
Government,
Industrial Building Revenue
(Community Action Council Project)
(LOC; PNC Bank NA)	0.62	9/7/16	1,345,000	[a]	1,345,000
Louisiana - 1.9%
Louisiana Public Facilities Authority,
Revenue (Air Products and Chemicals
Project)	0.60	9/1/16	3,800,000	[a]	3,800,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Short-Term Investments - 92.1% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Maryland - 7.4%
Bel Air,
EDR (Harford Day School Facility)
(LOC; Branch Banking and Trust Co.)	0.66	9/7/16	3,605,000	[a]	3,605,000
Maryland Economic Development
Corporation,
EDR (Blind Industries and Services of
Maryland Project) (LOC; Bank of
America)	0.77	9/7/16	5,310,000	[a]	5,310,000
Maryland Economic Development
Corporation,
EDR (Maryland Science Center Project)
(LOC; Bank of America)	0.68	9/7/16	3,760,000	[a]	3,760,000
Montgomery County,
EDR (American Gastroenterological
Association Project) (LOC; Wells Fargo
Bank)	0.67	9/7/16	2,000,000	[a]	2,000,000
					14,675,000
Minnesota - 1.4%
Minneapolis,
MFHR (Seven Corners Apartments
Project) (LOC; Wells Fargo Bank)	0.67	9/7/16	1,340,000	[a]	1,340,000
Saint Paul Housing and Redevelopment
Authority,
Revenue (Goodwill/Easter Seals
Project) (LOC; U.S. Bank NA)	0.90	9/7/16	1,500,000	[a]	1,500,000
					2,840,000
Missouri - 4.5%
Kirkwood Industrial Development
Authority,
Revenue (Concordia Lutheran Church
Community Recreational Facilities
Project) (LOC; Bank of America)	0.78	9/7/16	1,540,000	[a]	1,540,000
Missouri Health and Educational Facilities
Authority,
Educational Facilities Revenue (Saint
Louis Priory School Project) (LOC; U.S.
Bank NA)	0.65	9/7/16	1,400,000	[a]	1,400,000
Saint Louis Industrial Development
Authority,
MFHR (Hamilton Place Apartments)
(LOC; FHLMC)	0.60	9/7/16	4,535,000	[a]	4,535,000
Saint Louis Parking Commission Finance
Corporation,
Parking Revenue (Cupples Garage
Project) (LOC; Bank of America)	0.75	9/7/16	1,340,000	[a]	1,340,000
					8,815,000
New Hampshire - 4.8%
New Hampshire Health and Education
Facilities Authority,
Revenue (University System of New
Hampshire Issue) (Liquidity Facility;
State Street Bank and Trust Co.)	0.59	9/1/16	9,500,000	[a]	9,500,000

	Coupon	Maturity	Principal
Short-Term Investments - 92.1% (continued)	Rate (%)	Date	Amount ($)		Value ($)
New York - 2.0%
New York City,
GO Notes (Liquidity Facility;
Landesbank Hessen-Thuringen
Girozentrale)	0.59	9/1/16	4,000,000	[a]	4,000,000
North Carolina - 2.4%
North Carolina Capital Facilities Finance
Agency,
Revenue (North Carolina Aquarium
Society Project) (LOC; Bank of America)	0.68	9/7/16	2,000,000	[a]	2,000,000
North Carolina Medical Care Commission,
Health Care Facilities Revenue (Lower
Cape Fear Hospice, Inc.) (LOC; Branch
Banking and Trust Co.)	0.66	9/7/16	2,660,000	[a]	2,660,000
					4,660,000
Ohio - 4.0%
Hamilton County,
EDR (Cincinnati Symphony Orchestra
Project) (LOC; PNC Bank NA)	0.61	9/7/16	175,000	[a]	175,000
Salem,
Civic Facility Revenue (Community
Center, Inc. Project) (LOC; PNC Bank
NA)	0.61	9/7/16	2,765,000	[a]	2,765,000
Stark County Port Authority,
Revenue (Canton Country Day School
Project) (LOC; PNC Bank NA)	0.70	9/7/16	685,000	[a]	685,000
Stark County Port Authority,
Revenue (Community Action Agency
Project) (LOC; JPMorgan Chase Bank)	0.66	9/7/16	2,340,000	[a]	2,340,000
Union Township,
GO Notes, BAN (Various Purpose)	1.50	9/8/16	2,000,000		2,000,361
					7,965,361
Pennsylvania - 2.6%
Montgomery County Industrial
Development Authority,
Revenue (Big Little Associates Project)
(LOC; Wells Fargo Bank)	0.82	9/7/16	300,000	[a]	300,000
Northampton County Industrial
Development Authority,
Revenue (Moravian Academy) (LOC;
Wells Fargo Bank)	0.72	9/7/16	450,000	[a]	450,000
Pennsylvania Economic Development
Financing Authority,
EDR (Montessori Academy of
Chambersburg, Inc. Project) (LOC; PNC
Bank NA)	0.72	9/7/16	1,200,000	[a]	1,200,000
Pennsylvania Economic Development
Financing Authority,
Recovery Zone Facility Revenue
(Hawley Silk Mill, LLC Project) (LOC;
PNC Bank NA)	0.70	9/7/16	800,000	[a]	800,000
York Redevelopment Authority,
Revenue (LOC; M&T Trust)	0.66	9/7/16	2,460,000	[a]	2,460,000
					5,210,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Short-Term Investments - 92.1% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Tennessee - .6%
Cleveland Health and Educational Facilities
Board,
Revenue (Lee University Project) (LOC;
Branch Banking and Trust Co.)	0.63	9/7/16	1,200,000	[a]	1,200,000
Texas - 5.0%
Atascosa County Industrial Development
Corporation,
PCR, Refunding (San Miguel Electric
Cooperative, Inc. Project) (LOC;
National Rural Utilities Cooperative
Finance Corporation)	0.64	9/7/16	5,000,000	[a]	5,000,000
Houston,
CP (Liquidity Facility; Sumitomo Mitsui
Banking Corp.)	0.75	9/8/16	2,000,000		2,000,000
Mission Economic Development
Corporation,
SWDR (IESI TX Corporation Project)
(LOC; Bank of America)	0.68	9/7/16	2,400,000	[a]	2,400,000
Splendora Higher Education Facilities
Corporation,
Revenue (Fellowship Christian
Academy Project) (LOC; Bank of
America)	0.79	9/7/16	600,000	[a]	600,000
					10,000,000
Utah - .5%
Ogden City Redevelopment Agency,
Tax Increment Revenue (LOC; Wells
Fargo Bank)	0.67	9/7/16	675,000	[a]	675,000
Salt Lake County,
Training Facilities Revenue
(Community Foundation for the
Disabled, Inc. Project) (LOC; Wells
Fargo Bank)	0.72	9/7/16	400,000	[a]	400,000
					1,075,000
Vermont - 3.8%
Vermont Economic Development
Authority,
Mortgage Revenue (Wake Robin
Corporation Project) (LOC; M&T Bank)	0.61	9/7/16	7,500,000	[a]	7,500,000
Virginia - 2.7%
Fairfax County Industrial Development
Authority,
Revenue (Fairfax Hospital System, Inc.)
(LOC; Northern Trust Company)	0.68	9/7/16	2,800,000	[a]	2,800,000
Fairfax County Industrial Develpoment
Authority,
Revenue (Fairfax Hospital System, Inc.)
(LOC; Northern Trust Company)	0.68	9/7/16	2,500,000	[a]	2,500,000
					5,300,000
Washington - 4.9%
Washington Housing Finance Commission,
MFMR (Nikkei Concerns Project) (LOC;
U.S. Bank NA)	0.70	9/7/16	1,480,000	[a]	1,480,000

	Coupon	Maturity	Principal
Short-Term Investments - 92.1% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Washington - 4.9% (continued)
Washington Housing Finance Commission,
Multifamily Revenue, Refunding
(Pioneer Human Services Project) (LOC;
U.S. Bank NA)	0.68	9/7/16	1,585,000	[a]	1,585,000
Washington Housing Finance Commission,
Multifamily Revenue, Refunding
(Pioneer Human Services Project) (LOC;
U.S. Bank NA)	0.68	9/7/16	3,855,000	[a]	3,855,000
Washington Housing Finance Commission,
Nonprofit Housing Revenue (Nikkei
Manor Project) (LOC; Bank of America)	0.78	9/7/16	1,250,000	[a]	1,250,000
Washington Housing Finance Commission,
Nonprofit Housing Revenue (Pioneer
Human Services Projects) (LOC; U.S.
Bank NA)	0.68	9/7/16	890,000	[a]	890,000
Washington Housing Finance Commission,
Nonprofit Revenue (The Evergreen
School Project) (LOC; Wells Fargo
Bank)	0.67	9/7/16	745,000	[a]	745,000
					9,805,000
Wisconsin - 3.1%
Byron,
IDR, Refunding (Ocean Spray
Cranberries, Inc. Project) (LOC; Bank of
America)	0.67	9/7/16	3,250,000	[a]	3,250,000
Wisconsin Health and Educational
Facilities Authority,
Revenue (Madison Family Medicine
Residency Corporation, Inc. Project)
(LOC; JPMorgan Chase Bank)	0.69	9/7/16	1,975,000	[a]	1,975,000
Wisconsin Health and Educational
Facilities Authority,
Revenue (Sinsinawa Nursing, Inc.
Project) (LOC; JPMorgan Chase Bank)	0.69	9/7/16	910,000	[a]	910,000
					6,135,000

Total Investments (cost $182,605,361)			92.1%		182,605,361
Cash and Receivables (Net)			7.9%		15,563,692
Net Assets			100.0%		198,169,053

a Variable rate demand note—rate shown is the interest rate in effect at August 31, 2016. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

STATEMENT OF INVESTMENTS
General AMT-Free Municipal Money Market Fund
August 31, 2016 (Unaudited)

The following is a summary of the inputs used as of August 31, 2016 in valuing the fund’s investments:

Valuation Inputs	Short-Term Investments ($)†
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	182,605,361
Level 3 - Significant Unobservable Inputs	-
Total	182,605,361

† See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the fund’s Board Members (“Board”).

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
General Treasury & Agency Money Market Fund
August 31, 2016 (Unaudited)

Annualized Yield
	on Date of	Principal
U.S. Treasury Bills - 32.0%	Purchase (%)	Amount ($)	Value ($)
10/6/16	0.21	50,000,000	49,990,035
10/20/16	0.35	40,000,000	39,981,216
Total U.S. Treasury Bills
(cost $89,971,251)			89,971,251
U.S. Treasury Floating Rate Notes -
17.8%
9/1/16	0.51	5,000,000 [a]	5,001,424
9/1/16	0.60	45,000,000 [a]	45,007,134
Total U.S. Treasury Floating Rate
Notes
(cost $50,008,558)			50,008,558
U.S. Treasury Notes - 14.2%
9/30/16
(cost $40,010,873)	0.64	40,000,000	40,010,873
Repurchase Agreements - 35.9%

Credit Agricole CIB	0.31	41,000,000	41,000,000
dated 8/31/16, due 9/1/16 in the
amount of $41,000,353 (fully
collateralized by $38,074,204 U.S.
Treasuries (including strips), 0%-
8.50%, due 11/25/16-8/15/45,
value $41,820,000)

HSBC USA Inc.	0.29	10,000,000	10,000,000
dated 8/31/16, due 9/1/16 in the
amount of $10,000,081 (fully
collateralized by $10,155,000 U.S.
Treasuries (including strips), 1.63%,
due 2/15/26, value $10,202,550)

JPMorgan Chase & Co.	0.33	50,000,000	50,000,000
dated 8/31/16, due 9/1/16 in the
amount of $50,000,458 (fully
collateralized by $43,450,000 U.S.
Treasuries (including strips), 3%,
due 11/15/45, value $51,005,277)
Total Repurchase Agreements
(cost $101,000,000)			101,000,000
Total Investments (cost $280,990,682)		99.9%	280,990,682
Cash and Receivables (Net)		.1%	198,430
Net Assets		100.0%	281,189,112

a Variable rate security—rate shown is the interest rate in effect at period end. Date shown represents the earlier of the next interest reset date or ultimate maturity date.

STATEMENT OF INVESTMENTS
General Treasury & Agency Money Market Fund
August 31, 2016 (Unaudited)

The following is a summary of the inputs used as of August 31, 2016 in valuing the fund’s investments:

Valuation Inputs	Short-Term Investments ($)†
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	280,990,682
Level 3 - Significant Unobservable Inputs	-
Total	280,990,682

† See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the fund’s Board Members (“Board”).

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by Dreyfus, subject to the seller’s agreement to repurchase and the fund’s

NOTES

agreement to resell such securities at a mutually agreed upon price. Pursuant to the terms of the repurchase agreement, such securities must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller. The fund may also jointly enter into one or more repurchase agreements with other Dreyfus-managed funds in accordance with an exemptive order granted by the SEC pursuant to section 17(d) and Rule 17d-1 under the Act. Any joint repurchase agreements must be collateralized fully by U.S. Government securities.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Dreyfus/Laurel Funds, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    October 14, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    October 14, 2016

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    October 14, 2016

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)